Pay vs Performance Disclosure $ / shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2)(4) ($)	Value of Initial Fixed $100 Investment Based On:(5)		Net Loss ($) (in millions)	Revenue(6) ($) (in thousands)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$734,499	$(15,624,824)	$2,487,120	$970,446	$14.66	$109.65	$(571.3)	$69,779
2022	94,392,486	29,435,418	6,784,751	(10,947,549)	21.54	95.27	(445.9)	40,698
2021	1	1	18,190,495	2,505,975	75.15	121.64	(238.0)	31,944
2020	330,841	330,841	1,723,691	43,387,280	147.95	106.82	(369.1)	13,951

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023, 2022, 2021 and 2020.

Year	PEO	Non-PEO NEOs
2023	Austin Russell	Thomas J. Fennimore and Alan Prescott
2022	Austin Russell	Thomas J. Fennimore and Alan Prescott
2021	Austin Russell	Thomas J. Fennimore, Alan Prescott, M. Scott Faris, and Jason Eichenholz
2020	Austin Russell	Thomas J. Fennimore and M. Scott Faris

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 3, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Russell 2000 Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 734,499	$ 94,392,486	$ 1	$ 330,841
PEO Actually Paid Compensation Amount	$ (15,624,824)	29,435,418	1	330,841
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation Tables—2023 Summary Compensation Table” for additional information).The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Russell in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Year	Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid to PEO ($)
2023	$734,499	$—	$—	$(16,359,323)	$—	$—	$—	$—	$(15,624,824)
2022	94,392,486	(93,915,468)	28,958,400	—	—	—	—	—	29,435,418
2021	1	—	—	—	—	—	—	—	1
2020	330,841	—	—	—	—	—	—	—	330,841

Non-PEO NEO Average Total Compensation Amount	$ 2,487,120	6,784,751	18,190,495	1,723,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 970,446	(10,947,549)	2,505,975	43,387,280
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation Tables—2023 Summary Compensation Table” for additional information).The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$2,487,120	$(1,464,566)	$—	$(1,780,270)	$1,464,566	$263,596	$—	$—	$970,446
2022	6,784,751	(6,384,751)	2,380,167	(11,542,105)	1,130,500	(3,316,111)	—	—	(10,947,549)
2021	18,190,495	(17,815,692)	15,641,925	(10,558,034)	17,434,923	(6,042,370)	(14,345,272)	—	2,505,975
2020	1,723,691	(1,377,348)	43,040,937	—	—	—	—	—	43,387,280

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	ompensation Actually Paid and Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following table compares the Company’s cumulative TSR with the cumulative TSR of the companies comprising the Russell 2000 Index peer group over the period presented in the table.

Tabular List, Table

Most Important Performance Measures
Revenue
Free Cash Flow

Total Shareholder Return Amount	$ 14.66	21.54	75.15	147.95
Peer Group Total Shareholder Return Amount	109.65	95.27	121.64	106.82
Net Income (Loss)	$ (571,300,000)	$ (445,900,000)	$ (238,000,000.0)	$ (369,100,000)
Company Selected Measure Amount | $ / shares	69,779	40,698	31,944	13,951
PEO Name	Austin Russell	Austin Russell	Austin Russell	Austin Russell
Additional 402(v) Disclosure
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO named executive officers (NEOs) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the compensation committee evaluates compensation decisions.
We have determined that revenue, as calculated in accordance with GAAP, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). The Company’s revenue is comprised of sales of LiDAR sensors hardware, components, NRE services and licensing of certain information available with the Company.
In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2023, to Company performance, as further described in our Compensation Discussion and Analysis within the section titled “Elements of Executive Compensation—Long-Term Equity Incentive Compensation—Annual Performance Award.”
In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR, net losses, and revenue, as well as a comparison of TSR and Peer Group TSR.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (93,915,468)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	28,958,400	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,359,323)	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,464,566)	(6,384,751)	(17,815,692)	(1,377,348)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,380,167	15,641,925	43,040,937
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,780,270)	(11,542,105)	(10,558,034)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,464,566	1,130,500	17,434,923	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,596	(3,316,111)	(6,042,370)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(14,345,272)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0